Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
VELA Small Cap Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	8.13%	10.77%	11.21%	(5.52%)	31.59%
VELA Large Cap Plus Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	9.44%	14.62%	15.80%	(7.46%)	28.21%
VELA International Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	30.96%	3.58%	15.89%	(6.87%)	7.33%
VELA Income Opportunities Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	7.69%	7.30%	4.56%
VELA Short Duration Fund - Class I
Prospectus [Line Items]
Annual Return [Percent]	5.51%	5.26%